Subsequent Events (Details)							1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 13, 2024 shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 USD ($) $ / shares shares	Jan. 03, 2023 USD ($)	Apr. 30, 2024 shares	Feb. 29, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 23, 2024 USD ($)	Dec. 31, 2022 $ / shares shares	Oct. 08, 2021 $ / shares
Subsequent Events [Line Items]
Deposit held in trust (in Dollars) | $					$ 22,600
Exceed shares of purchase price									10,000
Purchased shares									500,000
Redeemed per public share (in Dollars per share) | $ / shares									$ 11.03		$ 10.26
Convertible preferred stock per share (in Dollars per share) | $ / shares									$ 0.0001		$ 0.0001
Legal expenses (in Dollars) | $									$ 150,000
Aggregate purchase price (in Dollars) | $									1,500,000
Cash expenses payable (in Dollars) | $									8,540,000
Sell securities (in Dollars) | $									$ 25,000,000
Sale price (in Dollars per share) | $ / shares									$ 10.2
Percentage purchase price									90.00%
Percentage of common stock outstanding									4.99%
Average daily value traded of the common stock									60.00%
Advance Notice (in Dollars) | $									$ 20,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Purchased shares									1,629,500
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001
Percentage purchase price									90.00%
Percentage of common stock outstanding									19.99%
Average daily value traded of the common stock									30.00%
Advance Notice (in Dollars) | $									$ 15,000,000
Minimum [Member]
Subsequent Events [Line Items]
Issued an aggregate									1,000,000
Keystone [Member]
Subsequent Events [Line Items]
Agreed to make a payment (in Dollars) | $									$ 1,000,000
Keystone [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Purchased shares		119,050
Private Placement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 10
Purchased shares									885,000
IPO [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 10
Shares									17,500,000
Sale price (in Dollars per share) | $ / shares									$ 10
Volume Weighted Average Price Purchase Date [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares									$ 1
Percentage purchase price									90.00%
Additional Volume Weighted Average Price Purchase [Member]
Subsequent Events [Line Items]
Percentage purchase price									90.00%
Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares outstanding									5,481,250		885,000
Common stock, shares issued									5,481,250		885,000
Number of shares issuable									9,192,500
Exercised redemption rights (in Dollars) | $									$ 671,285
Common stock outstanding									5,563,297
Exceed shares of purchase price									1
Conversion of shares									4,596,250
Redeemed public shares (in Dollars) | $						$ 26,481,101
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001		$ 0.0001
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion									4,596,250
Class A Common Stock [Member] | IPO [Member]
Subsequent Events [Line Items]
Exceed shares of purchase price									82,047
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Purchased shares									1,500
Common Stock issuable conversion									200.00%
Common Stock [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares									$ 1
Common Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Issued an aggregate									1,200,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Public shares exercised					11,625
Payments for Deposits (in Dollars) | $					$ 128,133
Price per share (in Dollars per share) | $ / shares		$ 10
Public shares					753,332
Accrual of interest in trust account (in Dollars) | $					$ 8,400,000
Number of shares issuable				1,200,000
Shares issuable upon exercise of option or warrants				382,651
Redeemed public shares (in Dollars) | $		$ 7,456,463.3
Redeemed per public share (in Dollars per share) | $ / shares		$ 11.11
Exchange ratio		0.064452
Earnout shares		875,000
Warrants to purchase								612,746
Aggregate cash proceeds (in Dollars) | $		$ 10,000,000
Cash proceeds (in Dollars) | $	$ 500,000
Purchase agreement (in Dollars) | $										$ 25,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,200,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchased shares								0.0001
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Shares					885,000
Purchased shares								10,080
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares outstanding					6,234,582
Aggregate shares		2,977,070
Subsequent Event [Member] | Class A Common Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock, shares issued				4,651,704
Subsequent Event [Member] | Class A Common Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock, shares issued				5,000,000
Subsequent Event [Member] | Convertible Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion					4,596,250
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Warrants to purchase stock								2,500
Subsequent Event [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 12.5
Percentage of conversion price of preferred stock				125.00%
Subsequent Event [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 15
Percentage of conversion price of preferred stock				150.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 10
Earnout shares		200,000
Forecast [Member]
Subsequent Events [Line Items]
Convertible preferred stock per share (in Dollars per share) | $ / shares	$ 0.0001
Forecast [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Shares							626
Second Business Combination Agreement Amendment [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Earnout shares			875,000
Business Combination Agreement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 10
Business Combination Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Earnout shares			1,000,000
Preferred stock value, outstanding (in Dollars) | $		$ 50,000,000
Business Combination Agreement [Member] | Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Earnout shares			1,200,000
CERo Common Stock [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares									10
CERo Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares		$ 10
Earnout shares		1,000,000
Business Combination [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,000,000
Sponsor [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 10
Sponsor [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Forfeit an aggregate of shares									250,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 11.02
Lead Investor [Member]
Subsequent Events [Line Items]
Purchased shares		250,000